(12) INVESTMENTS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Investments Details
Permanent equity interests - By equity method	R$ 990,910	R$ 1,482,533
Permanent equity interests - Fair value of assets, net	10,640	11,219
Total	R$ 1,001,550	R$ 1,493,753